Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill
23. GOODWILL
The change in goodwill for the year ended December 31

was due to the following:
millions of dollars

2024 2023
Balance, January 1 $

5,871 $

6,012
Change in FX rate

504 (141)
Impairment charges (214) -

Classified as assets held for sale
(1)
(303) -

Balance, December 31 $

5,858 $

5,871
(1) As at December 31, 2024, NMGC's assets

and liabilities were classified as held for

sale. For further details on the pending
transaction, refer to note 4.
Goodwill is subject to an annual assessment for impairment

at the reporting unit level. The goodwill on
Emera’s Consolidated Balance Sheets at December

31, 2024, related to TECO Energy,

Inc. (reporting
units with goodwill are TEC, PGS, and NMGC).

On August 5, 2024, Emera announced an agreement to sell

NMGC. As the expected transaction
proceeds on the pending sale will be less than the NMGC carrying amount, the Company performed a
quantitative goodwill impairment assessment for the NMGC

reporting unit. It was determined that the
NMGC carrying amount exceeded the FV of the expected transaction proceeds, and as a result, a non-
cash goodwill impairment charge of $ 210

million, pre-tax, was recorded in Q3 2024, reducing the

NMGC
reporting unit goodwill balance to $ 303

million as at December 31, 2024. This non-cash charge

is
included in “Impairment charges” on the Consolidated

Statements of Income.
In 2024, a qualitative assessment was performed for TEC

given the significant excess of FV over carrying
amounts calculated during the last quantitative test in

Q4 2023. Management concluded it was more likely
than not that the FV of this reporting unit exceeded

its carrying amount, including goodwill. As such, no
quantitative testing was required. Given the length of time

passed since the last quantitative impairment
test for the PGS reporting unit, Emera elected to bypass

a qualitative assessment and performed a
quantitative impairment assessment in Q4 2024 using a combination of the income and market approach.
This assessment estimated that the FV of the PGS reporting

unit exceeded its carrying amount, including
goodwill, and as a result, no impairment charges were

recognized.